Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The estimated useful lives of property, plant and equipment are as follows:
Philips Group
Useful lives of property, plant and equipment

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years
Philips Group
Property, plant and equipment in millions of EUR

	2023	2024
Owned assets	1,565	1,565
Right-of-use assets	919	886
Total	2,483	2,452

Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets
Philips Group
Property, plant and equipment in millions of EUR

	Owned assets					Right-of-use assets			Property, plant and equipment
	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total	Land and buildings	Other equipment	Total	Total
Balance as of January 1, 2024
Cost	1,114	1,731	1,404	274	4,521	1,425	216	1,641	6,162
Accumulated depreciation	(638)	(1,278)	(1,041)		(2,957)	(619)	(104)	(722)	(3,679)
Book value	476	453	363	274	1,565	806	113	919	2,483
Additions	2	134	76	236	448	101	87	189	637
Assets available for use	12	70	140	(248)	(26)	26	-	26	-
Depreciation	(49)	(191)	(166)		(406)	(146)	(56)	(202)	(608)
Impairments	(14)	(23)	(28)	-	(65)	(23)	-	(23)	(89)
Reclassifications	7	(6)	8	(1)	8	(9)	(3)	(12)	(4)
Translation differences and other	20	2	9	10	41	(6)	(4)	(10)	31
Total change	(22)	(13)	38	(3)	1	(57)	24	(33)	(32)
Balance as of December 31, 2024
Cost	1,151	1,790	1,527	271	4,738	1,462	241	1,702	6,441
Accumulated depreciation	(697)	(1,350)	(1,126)		(3,173)	(712)	(104)	(816)	(3,989)
Book value	454	440	401	271	1,565	749	137	886	2,452
Philips Group
Property, plant and equipment in millions of EUR

	Owned assets					Right-of-use assets			Property, plant and equipment
	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total	Land and buildings	Other equipment	Total	Total
Balance as of January 1, 2023
Cost	1,135	1,779	1,454	309	4,676	1,365	206	1,571	6,247
Accumulated depreciation	(621)	(1,291)	(1,046)		(2,958)	(543)	(108)	(651)	(3,609)
Book value	514	488	408	309	1,718	822	98	919	2,638
Additions	1	115	77	239	433	175	62	236	669
Assets available for use	20	90	144	(262)	(8)	2	6	8	-
Depreciation	(56)	(196)	(167)		(420)	(150)	(51)	(201)	(621)
Impairments	(5)	(23)	(17)	-	(45)	(23)	-	(23)	(68)
Transfers to assets classified as held for sale	(1)	(1)	(45)		(46)	(2)		(2)	(48)
Reclassifications	15	2	(17)	(5)	(6)	-	4	4	(2)
Translation differences and other	(14)	(22)	(19)	(7)	(62)	(18)	(5)	(23)	(85)
Total change	(39)	(35)	(45)	(35)	(154)	(16)	15	(1)	(154)
Balance as of December 31, 2023
Cost	1,114	1,731	1,404	274	4,521	1,425	216	1,641	6,162
Accumulated depreciation	(638)	(1,278)	(1,041)		(2,957)	(619)	(104)	(722)	(3,679)
Book value	476	453	363	274	1,565	806	113	919	2,483

Disclosure of sale and leaseback arrangements	The remaining minimum payment under sale-and-leaseback arrangements included in lease obligations above are as follows:
Philips Group
Remaining minimum payments under sale-and-leaseback arrangements in millions of EUR

2025	29
2026	21
2027	14
2028	7
2029	1
Thereafter